Exceptional items (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Exceptional items
Costs related to strategic review and share sale agreement with Sir Jim Ratcliffe	£ (4,066)	£ (4,066)
Compensation for loss of office	(5,529)	(5,529)
Total exceptional items	£ (9,595)	£ (9,595)